Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

August 1, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Laudus Trust (“Trust”) (File Nos. 33-21677 and 811-05547)

Laudus U.S. Large Cap Growth Fund

Post-Effective Amendment No. 97

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and statement of additional information, dated July 29, 2019, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and statement of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Alexandra Riedel

Alexandra Riedel

Corporate Counsel

Charles Schwab Investment Management, Inc.